Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Ordinary Shares		Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Jun. 30, 2023		$ 840	[1]	$ 160	[1]	$ 1,000	[1]		$ 2,094,719	$ 15,628	$ 2,111,347
Balance, (in Shares) at Jun. 30, 2023	[1]	10,500,000		2,000,000		12,500,000
Net income			[1]		[1]		[1]		992,830		992,830
Dividend declared			[1]				[1]		(1,959,678)		(1,959,678)
Foreign currency translation adjustment			[1]		[1]		[1]			3,966	3,966
Balance at Jun. 30, 2024		$ 840	[1]	$ 160	[1]	$ 1,000	[1]		1,127,871	19,594	1,148,465
Balance (in Shares) at Jun. 30, 2024	[1]	10,500,000		2,000,000		12,500,000
Net income			[1]		[1]		[1]		1,021,725		1,021,725
Foreign currency translation adjustment			[1]		[1]		[1]			16,694	16,694
Balance at Jun. 30, 2025		$ 840	[1]	$ 160	[1]	$ 1,000	[1]		2,149,596	36,288	2,186,884
Balance (in Shares) at Jun. 30, 2025	[1]	10,500,000		2,000,000		12,500,000
Issue of shares pursuant to IPO, net of offering costs (Note 11)		$ 145	[1]		[1]	$ 145	[1]	3,508,805			3,508,950
Issue of shares pursuant to IPO, net of offering costs (Note 11) (in Shares)	[1]	1,449,900				1,449,900
Net income			[1]		[1]		[1]		286,445		286,445
Foreign currency translation adjustment			[1]		[1]		[1]			(9,230)	(9,230)
Balance at Jun. 30, 2026		$ 985	[1]	$ 160	[1]	$ 1,145	[1]	$ 3,508,805	$ 2,436,041	$ 27,058	$ 5,973,049
Balance (in Shares) at Jun. 30, 2026	[1]	11,949,900		2,000,000		13,949,900

[1]	Retrospectively restated for effect of share reorganization (see Note 11)